SSgA FUNDS

SUPPLEMENT DATED AUGUST 1, 2012

TO

PROSPECTUS

DATED DECEMBER 14, 2011

(AS SUPPLEMENTED THROUGH JUNE 29, 2012)

SSgA MONEY MARKET FUND (TICKER SYMBOL: SSMXX)	SSgA U.S. GOVERNMENT MONEY MARKET FUND (TICKER SYMBOL: SSGXX)

Information appearing in the Prospectus with regard to the SSgA Money Market Fund and the SSgA U.S. Government Money Market Fund (each, a “fund” or collectively, the “funds”) is hereby amended as follows:

1.    The footnote to the table entitled “Annual Fund Operating Expenses” regarding the SSgA Money Market Fund on page 2 is deleted and replaced in its entirety with the following:

* The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.40% of average daily net assets on an annual basis. The fund’s investment advisor may also reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to maintain a minimum net yield for the fund (the “Voluntary Reduction”) which may vary from time to time in the investment advisor’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse its investment advisor for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. The investment advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation.

2.    The table entitled “Annual Fund Operating Expenses” regarding the SSgA U.S. Government Money Market Fund on page 5 is amended to add a footnote to the line item “Total Annual Fund Operating Expenses” as follows:

* The fund’s investment advisor may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to maintain a minimum net yield for the fund (the “Voluntary Reduction”) which may vary from time to time in the investment advisor’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse its investment advisor for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. The investment advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation.

SSgA FUNDS

SUPPLEMENT DATED AUGUST 1, 2012

TO

PROSPECTUS

DATED DECEMBER 14, 2011

SSgA U.S. TREASURY MONEY MARKET FUND (TICKER SYMBOL: SVTXX)	SSgA PRIME MONEY MARKET FUND (TICKER SYMBOL: SVPXX)

Information appearing in the Prospectus with regard to the SSgA U.S. Treasury Money Market Fund and the SSgA Prime Money Market Fund (each, a “fund” or collectively, the “funds”) is hereby amended as follows:

1.    The footnote to the table entitled “Annual Fund Operating Expenses” regarding the SSgA U.S. Treasury Money Market Fund on page 2 is deleted and replaced in its entirety with the following:

* The fund’s investment advisor is contractually obligated until December 31, 2012 to waive 0.05% of its 0.15% management fee. Additionally, the fund’s investment advisor is further contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis. The fund’s investment advisor may also reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to maintain a minimum net yield for the fund (the “Voluntary Reduction”) which may vary from time to time in the investment advisor’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse its investment advisor for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. The investment advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation.

2.    The footnote to the table entitled “Annual Fund Operating Expenses” regarding the SSgA Prime Money Market Fund on page 4 is deleted and replaced in its entirety with the following:

* The fund’s investment advisor is contractually obligated until December 31, 2012 to waive 0.05% of its 0.15% management fee. Additionally, the fund’s investment advisor is further contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis. The fund’s investment advisor may also reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to maintain a minimum net yield for the fund (the “Voluntary Reduction”) which may vary from time to time in the investment advisor’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse its investment advisor for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. The investment advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation.